Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Current assets:
Allowance for Doubtful Accounts Receivable, Current	$ 1,039	$ 739
Shareholders' equity:
Preferred Stock, Shares Authorized (in shares)	5,000	5,000
Preferred Stock, Shares Issued (in shares)	0	0
Preferred Stock, Shares Outstanding (in shares)	0	0
Common Stock, Par or Stated Value Per Share (in shares)	$ 0.01	$ 0.01
Common Stock, Shares Authorized (in shares)	142,500	142,500
Common Stock, Shares, Issued (in shares)	49,402	52,798
Common Stock, Shares, Outstanding (in shares)	49,402	52,798